Proposed Business Combination (Details) $ / shares in Units, $ in Millions		3 Months Ended
	Mar. 02, 2020 USD ($) $ / shares shares	Mar. 31, 2020 USD ($) $ / shares
Business Acquisition [Line Items]
Conversion Ratio		1.901
Termination fee		$ 82.0
Locked-up period of securities held by original holders		1 year
Proposed Nikola Corporation Acquisition | Subsequent Event
Business Acquisition [Line Items]
Conversion Ratio	1.901
Termination fee	$ 82.0
Locked-up period of securities held by original holders	1 year
Chief Executive Officer
Business Acquisition [Line Items]
Locked-up period of securities held by original holders		180 days
Chief Executive Officer | Proposed Nikola Corporation Acquisition | Subsequent Event
Business Acquisition [Line Items]
Locked-up period of securities held by original holders	180 days
Minimum
Business Acquisition [Line Items]
Sale price | $ / shares		$ 12.00
Sale price commencing at least 150 days after the Closing		20 days
Minimum | Proposed Nikola Corporation Acquisition | Subsequent Event
Business Acquisition [Line Items]
Sale price | $ / shares	$ 12.00
Sale price commencing at least 150 days after the Closing	20 days
Maximum
Business Acquisition [Line Items]
Sale price commencing at least 150 days after the Closing		30 days
Maximum | Proposed Nikola Corporation Acquisition | Subsequent Event
Business Acquisition [Line Items]
Sale price commencing at least 150 days after the Closing	30 days
Subscription Agreements
Business Acquisition [Line Items]
Aggregate purchase price	$ 525.0
Number of shares issued (in shares) | shares	52,500,000
Purchase price | $ / shares	$ 10.00
Percentage of additional payment on aggregate price		0.50%
Percentage of cap on aggregate purchase price		5.00%
Subscription Agreements | Proposed Nikola Corporation Acquisition | Subsequent Event
Business Acquisition [Line Items]
Aggregate purchase price	$ 525.0
Number of shares issued (in shares) | shares	52,500,000
Purchase price | $ / shares	$ 10.00
Percentage of additional payment on aggregate price	0.50%
Percentage of cap on aggregate purchase price	5.00%
Trevor Milton
Business Acquisition [Line Items]
Locked-up period of securities held by original holders		180 days
Aggregate purchase price		$ 70.0
Trevor Milton | Proposed Nikola Corporation Acquisition | Subsequent Event
Business Acquisition [Line Items]
Aggregate purchase price	$ 70.0
Trevor Milton | Maximum
Business Acquisition [Line Items]
Locked-up period of securities held by original holders		1 year
Trevor Milton | Maximum | Proposed Nikola Corporation Acquisition | Subsequent Event
Business Acquisition [Line Items]
Locked-up period of securities held by original holders	1 year